GOTHAM LARGE VALUE FUND

Portfolio of Investments

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.4%
Automobiles & Components — 0.7%
Aptiv PLC (Jersey)	1,989	$259,147
BorgWarner, Inc.	3,019	116,654
Ford Motor Co.	10,665	93,745
General Motors Co.	2,990	124,504

		594,050

Banks — 3.5%
Citigroup, Inc.	25,965	1,601,002
Citizens Financial Group, Inc.	1,242	44,414
Comerica, Inc.	1,752	97,867
Fifth Third Bancorp	8,975	247,441
JPMorgan Chase & Co.	1,911	242,831
KeyCorp	3,431	56,303
M&T Bank Corp.	1,616	205,717
People’s United Financial, Inc.	5,278	68,245
SVB Financial Group*	653	253,253
US Bancorp.	1,381	64,341
Zions Bancorp NA	1,456	63,249

		2,944,663

Capital Goods — 16.8%
3M Co.	6,895	1,205,177
A.O. Smith Corp.	2,034	111,504
AMETEK, Inc.	3,225	390,032
Carrier Global Corp.	10,910	411,525
Caterpillar, Inc.	2,560	465,971
Cummins, Inc.	2,186	496,441
Deere & Co.	1,942	522,495
Dover Corp.	2,127	268,534
Eaton Corp. PLC (Ireland)	4,110	493,775
Emerson Electric Co.	7,486	601,650
Fastenal Co.	925	45,168
Flowserve Corp.	531	19,567
Fortive Corp.	4,248	300,843
Fortune Brands Home & Security, Inc.	1,751	150,096
General Dynamics Corp.	594	88,399
Honeywell International, Inc.	7,269	1,546,116
Howmet Aerospace, Inc.	6,328	180,601
Huntington Ingalls Industries, Inc.	510	86,945
IDEX Corp.	953	189,838
Illinois Tool Works, Inc.	2,450	499,506
Jacobs Engineering Group, Inc.	1,634	178,041
Johnson Controls International PLC (Ireland)	11,168	520,317
L3Harris Technologies, Inc.	1,814	342,882
Lockheed Martin Corp.	3,325	1,180,308

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Masco Corp.	3,995	$219,445
Northrop Grumman Corp.	464	141,390
Otis Worldwide Corp.	3,158	213,323
PACCAR, Inc.	4,310	371,867
Parker-Hannifin Corp.	1,622	441,849
Pentair PLC (Ireland)	2,096	111,277
Quanta Services, Inc.	2,081	149,874
Raytheon Technologies Corp.	1,116	79,805
Snap-on, Inc.	795	136,056
Stanley Black & Decker, Inc.	2,019	360,513
Trane Technologies PLC (Ireland)	3,026	439,254
TransDigm Group, Inc.*	758	469,088
United Rentals, Inc.*	1,033	239,563
WW Grainger, Inc.	677	276,446

		13,945,481

Commercial & Professional Services — 1.0%
Cintas Corp.	354	125,125
Republic Services, Inc.	4,012	386,356
Robert Half International, Inc.	1,439	89,909
Waste Management, Inc.	2,069	243,997

		845,387

Consumer Durables & Apparel — 1.2%
Garmin Ltd. (Switzerland)	1,765	211,200
Hanesbrands, Inc.	4,387	63,962
Hasbro, Inc.	617	57,714
Leggett & Platt, Inc.	1,669	73,937
Mohawk Industries, Inc.*	1,048	147,716
Newell Brands, Inc.	5,345	113,474
PulteGroup, Inc.	508	21,905
PVH Corp.	1,057	99,242
Whirlpool Corp.	921	166,231

		955,381

Consumer Services — 0.8%
Darden Restaurants, Inc.	1,284	152,950
McDonald’s Corp.	757	162,437
MGM Resorts International	1,972	62,138
Yum! Brands, Inc.	2,423	263,041

		640,566

Diversified Financials — 5.5%
Berkshire Hathaway, Inc., Class B*	2,321	538,170
BlackRock, Inc.	1,791	1,292,278
Cboe Global Markets, Inc.	1,364	127,016
Discover Financial Services	3,704	335,323

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

Diversified Financials — (Continued)
Franklin Resources, Inc.	7,274	$181,777
Invesco Ltd. (Bermuda)	6,662	116,119
Morgan Stanley	4,334	297,009
Nasdaq, Inc.	2,100	278,754
S&P Global, Inc.	2,317	761,667
Synchrony Financial	4,001	138,875
T Rowe Price Group, Inc.	3,407	515,786

		4,582,774

Energy — 2.3%
Apache Corp.	223	3,164
Baker Hughes Co.	8,347	174,035
Chevron Corp.	3,059	258,333
Halliburton Co.	12,835	242,582
Kinder Morgan, Inc.	31,612	432,136
National Oilwell Varco, Inc.*	4,890	67,140
Schlumberger NV (Curacao)	20,290	442,931
TechnipFMC PLC (United Kingdom)	6,542	61,495
Williams Cos., Inc. (The)	13,443	269,532

		1,951,348

Food & Staples Retailing — 2.6%
Kroger Co. (The)	9,666	306,992
Sysco Corp.	7,438	552,346
Walgreens Boots Alliance, Inc.	6,749	269,150
Walmart, Inc.	7,429	1,070,890

		2,199,378

Food, Beverage & Tobacco — 8.1%
Altria Group, Inc.	23,414	959,974
Archer-Daniels-Midland Co.	8,143	410,489
Campbell Soup Co.	4,411	213,272
Coca-Cola Co. (The)	8,406	460,985
Conagra Brands, Inc.	6,155	223,180
Constellation Brands, Inc., Class A	2,428	531,853
General Mills, Inc.	8,173	480,572
Hershey Co. (The)	2,547	387,984
JM Smucker Co. (The)	1,667	192,705
Kellogg Co.	4,331	269,518
Kraft Heinz Co. (The)	15,408	534,041
Lamb Weston Holdings, Inc.	824	64,882
McCormick & Co., Inc., non-voting shares	3,361	321,312
Molson Coors Beverage Co., Class B	2,732	123,459
Mondelez International, Inc., Class A	757	44,262
Monster Beverage Corp.*	2,325	215,016

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.	457	$67,773
Philip Morris International, Inc.	11,875	983,131
Tyson Foods, Inc., Class A	4,599	296,360

		6,780,768

Health Care Equipment & Services — 7.4%
AmerisourceBergen Corp.	2,510	245,378
Anthem, Inc.	2,369	760,662
Centene Corp.*	7,078	424,892
Cigna Corp.	2,319	482,769
CVS Health Corp.	11,931	814,887
DaVita, Inc.*	1,840	216,016
HCA Healthcare, Inc.	4,263	701,093
Hologic, Inc.*	3,244	236,260
Humana, Inc.	1,668	684,330
Laboratory Corp. of America Holdings*	1,227	249,756
McKesson Corp.	895	155,658
Medtronic PLC (Ireland)	1,570	183,910
Quest Diagnostics, Inc.	1,701	202,708
UnitedHealth Group, Inc.	1,690	592,649
Universal Health Services, Inc., Class B	348	47,850
Varian Medical Systems, Inc.*	789	138,083

		6,136,901

Household & Personal Products — 3.5%
Church & Dwight Co., Inc.	2,724	237,614
Clorox Co. (The)	1,588	320,649
Colgate-Palmolive Co.	10,251	876,563
Kimberly-Clark Corp.	4,806	647,993
Procter & Gamble Co. (The)	6,108	849,867
		2,932,686

Insurance — 2.9%
Aflac, Inc.	1,244	55,321
American International Group, Inc.	7,221	273,387
Aon PLC, Class A (Ireland)	2,887	609,936
Arthur J Gallagher & Co.	2,408	297,894
LIncoln National Corp.	1,675	84,269
Marsh & McLennan Cos., Inc.	6,375	745,875
MetLife, Inc.	2,258	106,013
PrIncipal Financial Group, Inc.	1,077	53,430
Prudential Financial, Inc.	1,981	154,657
Travelers Cos., Inc. (The)	45	6,317

		2,387,099

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — 7.3%
Amcor PLC (Jersey)	19,667	$231,481
Avery Dennison Corp.	1,051	163,021
Celanese Corp.	475	61,722
CF Industries Holdings, Inc.	3,158	122,246
Dow, Inc.	9,345	518,648
DuPont de Nemours, Inc.	10,728	762,868
Eastman Chemical Co.	1,987	199,256
Ecolab, Inc.	2,097	453,707
FMC Corp.	1,634	187,796
Freeport-McMoRan, Inc.	16,682	434,066
International Paper Co.	5,732	284,995
Linde PLC (Ireland)	1,512	398,427
LyondellBasell Industries NV, Class A
(Netherlands)	1,308	119,891
Mosaic Co. (The)	4,775	109,873
Newmont Corp.	4,851	290,526
Nucor Corp.	3,803	202,282
Packaging Corp. of America	1,194	164,665
PPG Industries, Inc.	3,458	498,713
Sealed Air Corp.	2,259	103,440
Sherwin-Williams Co. (The)	867	637,167
Westrock Co.	3,092	134,595

		6,079,385

Media & Entertainment — 2.5%
Charter Communications, Inc., Class A*	1,261	834,215
Discovery, Inc., Class A*	6,765	203,559
DISH Network Corp., Class A*	6,597	213,347
Fox Corp., Class A	7,802	227,194
Interpublic Group of Cos., Inc. (The)	5,696	133,970
News Corp., Class A	459	8,248
Omnicom Group, Inc.	3,169	197,650
ViacomCBS, Inc., Class B	7,760	289,138

		2,107,321

Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
AbbVie, Inc.	5,844	626,185
Alexion Pharmaceuticals, Inc.*	2,759	431,066
Amgen, Inc.	19	4,368
Biogen, Inc.*	1,938	474,539
Gilead Sciences, Inc.	13,107	763,614
Johnson & Johnson	4,069	640,379
Merck & Co., Inc.	4,215	344,787
PerkinElmer, Inc.	11	1,578
Pfizer, Inc.	24,948	918,336

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Thermo Fisher Scientific, Inc.	463	$215,656
Viatris, Inc.*	7,371	138,133

		4,558,641

Real Estate — 1.1%
Alexandria Real Estate Equities, Inc., REIT	44	7,842
CBRE Group, Inc., Class A*	3,498	219,395
Mid-America Apartment Communities, Inc., REIT	4	507
Public Storage, REIT	498	115,003
Simon Property Group, Inc., REIT	12	1,023
Ventas, Inc., REIT	3,608	176,936
Weyerhaeuser Co., REIT	10,895	365,309

		886,015

Retailing — 8.8%
Advance Auto Parts, Inc.	863	135,931
AutoZone, Inc.*	297	352,076
Best Buy Co., Inc.	3,274	326,712
Dollar General Corp.	3,206	674,222
Dollar Tree, Inc.*	286	30,899
eBay, Inc.	10,666	535,966
Gap, Inc. (The)*	4,712	95,135
Genuine Parts Co.	2,126	213,514
Home Depot, Inc. (The)	4,938	1,311,632
L Brands, Inc.	4,034	150,024
LKQ Corp.*	4,484	158,016
Lowe’s Cos., Inc.	9,191	1,475,247
O’Reilly Automotive, Inc.*	924	418,175
Pool Corp.	431	160,548
Target Corp.	6,309	1,113,728
Tractor Supply Co.	1,472	206,934
Ulta Beauty, Inc.*	11	3,159

		7,361,918

Semiconductors & Semiconductor Equipment — 1.9%
Applied Materials, Inc.	5,516	476,031
Intel Corp.	9,480	472,294
KLA Corp.	1,209	313,022
QUALCOMM, Inc.	669	101,915
Teradyne, Inc.	1,751	209,927
Texas Instruments, Inc.	107	17,562

		1,590,751

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — 4.6%
Accenture PLC, Class A (Ireland)	1,806	$471,745
Broadridge Financial Solutions, Inc.	1,457	223,212
Gartner, Inc.*	1,130	181,015
International Business Machines Corp.	6,798	855,732
NortonLifeLock, Inc.	6,167	128,150
Oracle Corp.	20,860	1,349,433
Paychex, Inc.	5,243	488,543
Western Union Co. (The)	6,111	134,075

		3,831,905

Technology Hardware & Equipment — 5.5%
Apple, Inc.	11,776	1,562,557
CDW Corp.	1,768	233,005
Cisco Systems, Inc.	27,585	1,234,429
Corning, Inc.	9,625	346,500
F5 Networks, Inc.*	718	126,325
FLIR Systems, Inc.	25	1,096
HP, Inc.	20,773	510,808
Juniper Networks, Inc.	4,879	109,826
NetApp, Inc.	1,335	88,430
Seagate Technology PLC (Ireland)	3,173	197,234
TE Connectivity Ltd. (Switzerland)	648	78,453
Vontier Corp.*	2,123	70,908

		4,559,571

Telecommunication Services — 3.0%
AT&T, Inc.	42,442	1,220,632

	Number of Shares	Value

COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.	21,544	$1,265,710

		2,486,342

Transportation — 2.7%
CH Robinson Worldwide, Inc.	1,712	160,705
CSX Corp.	6,342	575,536
Expeditors International of Washington, Inc.	2,479	235,778
FedEx Corp.	1,297	336,727
JB Hunt Transport Services, Inc.	1,321	180,515
Norfolk Southern Corp.	2,809	667,446
Old Dominion Freight Line, Inc.	17	3,318
United Parcel Service, Inc., Class B	743	125,121

		2,285,146

Utilities — 0.2%
NRG Energy, Inc.	3,640	136,682

TOTAL COMMON STOCKS (Cost $68,653,896)		82,780,159

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		474,452

NET ASSETS - 100.0%		$83,254,611

*	Non-income producing.

PLC  Public Limited Company

REIT Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2020.

For additional information about significant accounting policies, Including valuation of investments, refer to the Fund’s most recent annual or semi-annual report

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